Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Net income		$ 5,902		$ 6,673		$ 3,704
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		(163)		(170)		(211)
Increase in other assets		709		771		722
Net cash provided by operating activities		11,947		12,171		10,619
Cash flows from investing activities
Net cash (used by) provided by investing activities		(73,662)		17,633		26,013
Cash flows from financing activities
Dividends paid to shareholders		(4,874)		(4,706)		(4,697)
Proceeds from stock option exercises				27		93
Net cash provided by (used in) financing activities		65,060		(35,175)		(40,358)
Citizens Holding Company [Member]
Cash flows from operating activities
Net income		5,902		6,673		3,704
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of the Bank	[1]	4,965		(3,022)		1,349
Stock compensation expense		163		170		211
Increase in other assets		97		84		266
Net cash provided by operating activities		11,127		3,905		5,530
Cash flows from investing activities
Net cash paid in acquisition activities		(6,113)
Net cash (used by) provided by investing activities		(6,113)
Cash flows from financing activities
Dividends paid to shareholders		(4,874)		(4,706)		(4,697)
Proceeds from stock option exercises				27		93
Net cash provided by (used in) financing activities		(4,874)		(4,679)		(4,604)
Net increase (decrease) in cash		140		(774)		926
Cash, beginning of year		1,596	[2]	2,370		1,444
Cash, end of year		$ 1,736	[2]	$ 1,596	[2]	$ 2,370

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.